Subsequent Events - Additional Information (Detail) $ in Millions	3 Months Ended
Mar. 31, 2021 USD ($) shares Awards Aircraft
Boeing 737 MAX aircraft [member]
Disclosure of non-adjusting events after reporting period [line items]
No of aircrafts held for sale delivered | Aircraft	6
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Non-vested stock, number of awards approved | Awards	2
Non-vested stock, grant | shares	136,654
Estimated fair vaule	$ 11.5
Estimated compensation cost for next year	$ 5.7
Non-vested stock, vesting period	vest over a period of three to five years.